SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2014
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2014	2013
Due December 17, 2015, guaranteed by Ossen Material Research and Dr. Tang	Agricultural Bank of China (“ABC”) Jiu Long Branch	7.00%	$3,254,149	$-
Due October 30, 2015, guaranteed by Ossen Material Research	ABC Jiu Long Branch	7.80%	813,536	-
Due October 28, 2015, guaranteed by SOI	Anhui Rural Commercial Bank (“ARCB”) Ma An Shan Branch	7.728%	1,627,075	-
Due October 28, 2015, guaranteed by SOI and Dr. Tang	ARCB Ma An Shan Branch	7.416%	3,254,149	-
Due August 13, 2015, guaranteed by Dr. Tang	China Construction Bank (“CCB”) Jiu Jiang Branch	6.00%	4,067,686
Due June 12, 2015, guaranteed by Ossen Material Research and Dr. Tang, collateral by Accounts receivable	Bank of China (“BOC”) Ma An Shan Branch	7.28%	2,440,612
Due March 9, 2015, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang, subsequently repaid on due date	China Everbright Bank (“CEB”) Ma An Shan Branch	7.28%	1,627,075
Due January 2, 2015, subsequently repaid on due date	Anhui Commercial Bank (“ACB”) Fei Cui Branch	6.60%	1,627,075
Due December15, 2014, guaranteed by Ossen Material Research subsequently repaid on due date	ABC Jiu Long Branch	7.80%	$-	$4,035,969
Due December 2, 2014, subsequently repaid on due date	ACB Fei Cui Branch	6.60%	-	1,614,387
Due October 20, 2014, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	6.90%	-	1,614,387
Due October 15, 2014, collateral by Property and LUR subsequently repaid on due date	ARCB Ma An Shan Branch	7.20%	-	6,457,550
Due August 22, 2014, guaranteed by Dr. Tang subsequently repaid on due date	CCB Jiu Jiang Branch	6.00%	-	4,035,969
Due June 16, 2014, collateral by Accounts receivable subsequently repaid on due date	Industrial and Commercial Bank of China (“ICBC”) Ma An Shan Branch	6.60%	-	1,937,265
Due May 7, 2014, guaranteed by Dr. Tang subsequently repaid on due date	Bank of Communication Ma An Shan Branch	7.50%	-	1,614,387
Due February 7, 2014, collateral by Accounts receivable subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	-	2,421,581
Due January 17, 2014, guaranteed by Ossen Material Research and Dr. Tang subsequently repaid on due date	BOC Ma An Shan Branch	7.28%	-	3,228,775
Due January 9, 2014, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang subsequently repaid on due date	CEB Ma An Shan Branch	7.54%	-	322,877
Total			$18,711,357	$27,283,147

All short term bank loans are obtained from local banks in China and are repayable within one year.

The weighted average annual interest rate of the short-term bank loans was 7.138% and 7.00% as of December 31, 2014 and 2013, respectively. Interest expense, included in the financial expenses in the statement of operations, was $1,943,115, $2,663,924 and $3,335,158 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company was in compliance of their financial covenants at December 31, 2014 and 2013, respectively.